Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 4,023
Settled during the year	(165)
Change in discount rate	(1,493)
Change in amount and timing of cash flows	751
Accretion	149
Transfer to liabilities associated with assets held for sale	(153)
Changes in foreign exchange rates	54
Provisions, ending balance	3,166
Less current portion of provisions (Note 18)	(361)
Non-current provisions	2,805	$ 3,813
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	3,725
Settled during the year	(131)
Change in discount rate	(1,493)
Change in amount and timing of cash flows	688
Accretion	143
Transfer to liabilities associated with assets held for sale	(153)
Changes in foreign exchange rates	41
Provisions, ending balance	2,820
Less current portion of provisions (Note 18)	(258)
Non-current provisions	2,562
Other Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	298
Settled during the year	(34)
Change in discount rate	0
Change in amount and timing of cash flows	63
Accretion	6
Transfer to liabilities associated with assets held for sale	0
Changes in foreign exchange rates	13
Provisions, ending balance	346
Less current portion of provisions (Note 18)	(103)
Non-current provisions	$ 243